Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Earnings Per Share
Earnings Per Share

10.   Earnings Per Share

Basic earnings per share of Class A common stock is calculated by dividing the net income attributable to Cactus Inc. for the period from February 12, 2018 through March 31, 2018, the period following the Reorganization and IPO, by the weighted-average number of shares of Class A common stock outstanding during the same period. Diluted earnings per share of Class A common stock is calculated by dividing the net income attributable to Cactus Inc. during that period by the weighted average number of common shares outstanding assuming all potentially dilutive shares were issued.

Dilution for the period includes the effect of unvested restricted stock units under the treasury method assuming that the proceeds will be used to purchase shares of Class A common stock.

There were no shares of Class A common stock or Class B common stock outstanding prior to February 12, 2018, therefore no earnings per share information has been presented for any period prior to that date.

The following table summarizes the basic and diluted earnings per share calculations:

	Three Months Ended March 31,
	2018	2017
Numerator:
Net income attributable to Cactus Inc.	$3,753	$—
Denominator:
Weighted average Class A shares outstanding—basic	26,450	—
Effect of dilutive shares (1)	198
Weighted average Class A shares outstanding—diluted (1)	26,648	—

Earnings per Class A Share—basic	$0.14	$—
Earnings per Class A Share—diluted (1)	$0.14	$—

(1)	Diluted earnings per share for the periods presented excludes 48,439,772 shares of Class B common stock as the effect would be anti-dilutive.

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10. Earnings (loss) Per Unit

Class A‑1 Units and Class B Units are entitled to allocations of distributions and income based upon the Class A Unit holder’s return on investment thresholds. The Class A‑1 Units and the Class B Units are considered participating securities and are required to be included in the calculation of basic earnings (loss) per Unit using the two‑class method. The two‑class method of computing earnings per Unit is an earnings allocation formula that determines earnings per Unit for each class of Unit according to dividends declared and participation rights in undistributed earnings. Basic earnings (loss) per Unit is calculated based on the weighted‑average number of the Class A Units outstanding during the periods presented. The following is a summary of earnings per Unit:

	Year Ended December 31,
	2017	2016	2015
Numerator:
Net income (loss)	$66,547	$(8,176)	$21,224
Participating securities:
Dividends	—	—	(3,303)

Income allocation	(20,617)	—	(6,720)
Net income (loss) available to Class A Units	$45,930	$(8,176)	$11,201
Denominator:
Weighted average Class A Units—basic and diluted	36,500	36,500	36,500
Earnings (loss) per Class A Unit—basic and diluted	$1,258.36	$(224.00)	$306.88

Losses were not allocated to the participating Units in 2016 as the participating securities are not contractually obligated to fund losses.